Entity Level Disclosures	12 Months Ended
Dec. 31, 2018
Entity Level Disclosures [Abstract]
ENTITY LEVEL DISCLOSURES

NOTE 17 - ENTITY LEVEL DISCLOSURES:

a.	Revenues by product:

	Year ended on December 31,
	2018	2017	2016
	USD in thousands

Miniature camera and related equipment	175	306	92
Development services	217	-	357
MUSE and related equipment	44	161	100
	436	467	549

b.	Revenues by geographical area (based on the location of customers):

	Year ended on December 31,
	2018	2017	2016
	USD in thousands
USA	315	115	345
Switzerland	3	74	-
South Korea	7	52	-
Italy	9	49	3
Israel	12	22	119
Other	90	155	82
	436	467	549

c.	All of the Group’s long-lived assets are located in Israel.

d.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended on December 31,
	2018	2017	2016
	USD in thousands
Customer A	134

Customer B	92

Customer C			239

Customer D	9	49

Customer E		9	118

e.	Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2018 the total RPO amounted to $349 thousand. The Company expects to recognize $231 thousand of this RPO during the next 12 months, $118 thousand recognized over the subsequent 12 months and the remainder recognized thereafter.